Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table summarizes the relationship between our financial performance and the total compensation paid to our CEO and our other NEOs for the fiscal years shown in the table. (In this discussion, our CEO is also referred to as our principal executive officer or “PEO”, and our NEOs other than our CEO are referred to as our “Non-PEO NEOs”.)
Fiscal Year	Summary Compensation Table Total For CEO ($)	Compensation Actually Paid to CEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based on:		B&W Net Income ($ Millions)(5)	B&W Adjusted EBITDA ($ Millions)(6)
					B&W TSR ($)(4)	Peer Group TSR ($)(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$1,919,827	$3,548,414	$1,014,458	$2,209,800	$178.63	$282.63	$(32.8)	$43.70
2024	$2,882,638	$3,000,972	$788,225	$789,631	$44.99	$222.00	$(72.9)	$68.90
2023	$1,083,333	$(469,003)	$629,026	$(77,627)	$40.05	$163.00	$(75.8)	$79.10
2022	$3,172,778	$2,692,278	$1,956,613	$1,963,452	$158.30	$128.46	$(14.2)	$72.40
2021	$2,206,000	$4,765,500	$1,151,583	$3,108,198	$247.46	$121.40	$32.0	$70.60
(1)
Mr. Young was our CEO for each of the five years included in the table above. For 2025, our Non-PEO NEOs were Messrs. Frymyer, Morgan, Dziewisz, and Riker. For 2024, our Non-PEO NEOs were Messrs. Morgan, Dziewisz, Riker and Louis Salamone Jr. For 2023, our Non-PEO NEOs were Messrs. Salamone, Morgan, Dziewisz, Riker, and Joseph Buckler. For 2022, our Non-PEO NEOs were Messrs. Salamone, Morgan and Dziewisz.

(2)
See the Summary Compensation Table above for detail on the Summary Compensation Table total compensation for our CEO for 2025 and, for detail on the Summary Compensation Table total compensation for our CEO for each other year covered in the table see the Summary Compensation Table as disclosed in our Proxy Statement filed with the Securities and Exchange Commission in the year following the applicable year. The average Summary Compensation Table total compensation for the Non-PEO NEOs for 2025 was calculated from the Summary Compensation Table above. The average Summary Compensation Table total compensation for the Non-PEO NEOs for each of the prior years was calculated from the Summary Compensation Table as disclosed in our Proxy Statement filed with the Securities and Exchange Commission in the year following the applicable year.
(3)
For purposes of this table, the compensation actually paid (also referred to as “CAP”) to each of our NEOs (including, for purposes of this table, former named executive officers who are included in the Non-PEO NEO group for the applicable year) means the NEO’s total compensation as reflected in the Summary Compensation Table for the applicable fiscal year and adjusted for the following with respect to each NEO:

•
Less the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable year,

•
Plus the year-end value of B&W option and stock awards granted in the applicable year which were outstanding and unvested at the end of the applicable year,

•
Plus/(less) the change in value as of the end of the applicable year as compared to the value at the end of the prior year for B&W option and stock awards which were granted in prior years and were outstanding and unvested at the end of the applicable year,

•
Plus the vesting date value of B&W option and stock awards which were granted and vested during the same applicable year,

•
Plus/(less) the change in value as of the vesting date as compared to the value at the end of the prior year for B&W option and stock awards which were granted in prior years and vested in the applicable year,

•
Less, as to any B&W option and stock awards which were granted in prior years and were forfeited during the applicable year, the value of such awards as of the end of the prior year,

•
Plus the dollar value of any dividends or other earnings paid during the applicable year on outstanding and unvested B&W stock awards (no dividends or dividend equivalents were paid with respect to outstanding and unvested B&W options or stock awards during the applicable years),

•
Plus, as to a B&W option or stock award that was materially modified during the applicable year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date (none of the B&W option or stock awards held by the NEOs were materially modified during the years covered by the table),

•
For an executive who had “change in pension value” income in the Summary Compensation Table for the applicable fiscal year, additional adjustments are required as follows.

•
Less any aggregate change in the actuarial present value of the NEO’s accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the applicable year.

•
Add, for all defined benefit and actuarial pension plans reported in the Summary Compensation Table, the aggregate of: (i) service cost, calculated as the actuarial present value of the NEO’s benefit under all such plans attributable to services rendered during the applicable fiscal year; and (ii) prior service cost, calculated as the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the applicable fiscal year that are attributed by the benefit formula to services rendered by the NEO in periods prior to the amendment.
In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K each year and the footnotes to the Summary Compensation Table that appears in our annual Proxy Statement.
The table above reflects the CAP (determined as noted above) for our CEO and, for our Non-PEO NEOs, the average of the CAPs determined for the Non-PEO NEOs for each of the fiscal years shown in the table.
The following table provides a reconciliation of the Summary Compensation Table Total to Compensation Actually Paid for our CEO.
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO	Fiscal Year 2025 ($)	Fiscal Year 2024 ($)	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)
Summary Compensation Table Total	1,919,827	2,882,638	1,083,333	3,172,778	2,206,000
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(196,500)	(143,750)	—	(921,000)	(1,456,000)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	951,000	201,250	—	1,468,500	1,804,000
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	922,170	(1,500)	(1,256,835)	(650,003)	734,670
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	—
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(48,083)	62,334	(295,501)	(377,997)	1,476,830
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—
Aggregate Change in Actuarial Present Value of Pension Benefits	—	—	—	—	—
Pension Benefit Service Cost for the Applicable Year	—	—	—	—	—
Compensation Actually Paid	3,548,414	3,000,972	(469,003)	2,692,278	4,765,500
The following table provides a reconciliation of the average of the Summary Compensation Table Total for the Non-PEO NEOs for a year to the average of the Compensation Actually Paid for the Non-PEO NEOs for that year.
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Non-PEO NEOs	Fiscal Year 2025 ($)	Fiscal Year 2024 ($)	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)
Summary Compensation Table Total	1,014,458	788,225	629,026	1,956,613	1,151,583
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(182,025)	(149,100)	(59,890)	(610,163)	(704,917)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	798,840	136,850	14,311	856,388	826,833
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	532,677	(94,892)	(609,710)	(285,730)	642,833
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	73,950	56,875	—	121,738	—
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(28,100)	51,673	(51,364)	(75,394)	1,191,866
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—
Aggregate Change in Actuarial Present Value of Pension Benefits	—	—	—	—	—
Pension Benefit Service Cost for the Applicable Year	—	—	—	—	—
Compensation Actually Paid	2,209,800	789,631	(77,627)	1,963,452	3,108,198
(4)
B&W TSR represents cumulative total shareholder return on a fixed investment of $100 in our common stock for the period beginning on the last trading day of 2020 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. Peer Group TSR represents cumulative total shareholder return on a fixed investment of $100 in the “TSR Peer Group” identified below for the period beginning on the last trading day of 2020 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. The “TSR Peer Group” consists of the following publicly traded companies: AMETEK Inc., CECO Environmental Corp., Chart Industries Inc., Crane Co., Curtiss- Wright Corp., Dycom Industries Inc., Enerpac Tool Group Corp., Enviri Corporation, Flowserve Corp., Idex Corp., MasTec Inc., Primoris Services Corp., SPX Technologies, Inc. and Tetra Tech, Inc., with the returns of such companies weighted according to the respective issuers’ stock market capitalization at the beginning of the period for which a return is indicated. The following charts illustrate (a) the CAP for our CEO and the average CAP for our Non-PEO NEOs for each of the fiscal years covered in the Pay Versus Performance Table against the Company’s total shareholder return over that period of time, and (b) the Company’s total shareholder return and the total shareholder return for the TSR Peer Group over that period of time (with total shareholder returns calculated as described above).
(5)
This column shows the Company’s net income for each fiscal year covered by the table. The following chart illustrates the CAP for our CEO and the average CAP for our Non-PEO NEOs for each of the fiscal years covered in the Pay Versus Performance Table against the Company’s net income for each of those years.
(6)
This column shows the Company’s Adjusted EBITDA for each fiscal year covered by the table. See Appendix A for a reconciliation of Adjusted EBITDA to the most directly comparable GAAP measures for 2025 and 2024. See the corresponding appendix of our prior Proxy Statements for a reconciliation of Adjusted EBITDA to the most directly comparable GAAP measures for earlier years. We consider Adjusted EBITDA to be a key metric in our executive compensation program, used in determining our NEOs’ long-term cash incentive awards for 2025 and in our 2024 AIP. See the “Compensation Discussion and Analysis” section of this proxy statement for more information regarding the use of this performance measure in our executive compensation program. The following chart illustrates the CAP for our CEO and the average CAP for our Non-PEO NEOs for each of the fiscal years covered in the Pay Versus Performance table against the Adjusted EBITDA for each of those years.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Mr. Young was our CEO for each of the five years included in the table above. For 2025, our Non-PEO NEOs were Messrs. Frymyer, Morgan, Dziewisz, and Riker. For 2024, our Non-PEO NEOs were Messrs. Morgan, Dziewisz, Riker and Louis Salamone Jr. For 2023, our Non-PEO NEOs were Messrs. Salamone, Morgan, Dziewisz, Riker, and Joseph Buckler. For 2022, our Non-PEO NEOs were Messrs. Salamone, Morgan and Dziewisz.

Peer Group Issuers, Footnote
(4)
	B&W TSR represents cumulative total shareholder return on a fixed investment of $100 in our common stock for the period beginning on the last trading day of 2020 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. Peer Group TSR represents cumulative total shareholder return on a fixed investment of $100 in the “TSR Peer Group” identified below for the period beginning on the last trading day of 2020 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. The “TSR Peer Group” consists of the following publicly traded companies: AMETEK Inc., CECO Environmental Corp., Chart Industries Inc., Crane Co., Curtiss- Wright Corp., Dycom Industries Inc., Enerpac Tool Group Corp., Enviri Corporation, Flowserve Corp., Idex Corp., MasTec Inc., Primoris Services Corp., SPX Technologies, Inc. and Tetra Tech, Inc., with the returns of such companies weighted according to the respective issuers’ stock market capitalization at the beginning of the period for which a return is indicated.
PEO Total Compensation Amount	$ 1,919,827	$ 2,882,638	$ 1,083,333	$ 3,172,778	$ 2,206,000
PEO Actually Paid Compensation Amount	$ 3,548,414	3,000,972	(469,003)	2,692,278	4,765,500
Adjustment To PEO Compensation, Footnote
The following table provides a reconciliation of the Summary Compensation Table Total to Compensation Actually Paid for our CEO.
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO	Fiscal Year 2025 ($)	Fiscal Year 2024 ($)	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)
Summary Compensation Table Total	1,919,827	2,882,638	1,083,333	3,172,778	2,206,000
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(196,500)	(143,750)	—	(921,000)	(1,456,000)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	951,000	201,250	—	1,468,500	1,804,000
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	922,170	(1,500)	(1,256,835)	(650,003)	734,670
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	—
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(48,083)	62,334	(295,501)	(377,997)	1,476,830
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—
Aggregate Change in Actuarial Present Value of Pension Benefits	—	—	—	—	—
Pension Benefit Service Cost for the Applicable Year	—	—	—	—	—
Compensation Actually Paid	3,548,414	3,000,972	(469,003)	2,692,278	4,765,500

Non-PEO NEO Average Total Compensation Amount	$ 1,014,458	788,225	629,026	1,956,613	1,151,583
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,209,800	789,631	(77,627)	1,963,452	3,108,198
Adjustment to Non-PEO NEO Compensation Footnote
The following table provides a reconciliation of the average of the Summary Compensation Table Total for the Non-PEO NEOs for a year to the average of the Compensation Actually Paid for the Non-PEO NEOs for that year.
Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Non-PEO NEOs	Fiscal Year 2025 ($)	Fiscal Year 2024 ($)	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)	Fiscal Year 2021 ($)
Summary Compensation Table Total	1,014,458	788,225	629,026	1,956,613	1,151,583
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(182,025)	(149,100)	(59,890)	(610,163)	(704,917)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	798,840	136,850	14,311	856,388	826,833
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	532,677	(94,892)	(609,710)	(285,730)	642,833
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	73,950	56,875	—	121,738	—
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(28,100)	51,673	(51,364)	(75,394)	1,191,866
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—
Aggregate Change in Actuarial Present Value of Pension Benefits	—	—	—	—	—
Pension Benefit Service Cost for the Applicable Year	—	—	—	—	—
Compensation Actually Paid	2,209,800	789,631	(77,627)	1,963,452	3,108,198

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Following is an unranked list of the two financial performance measures we considered in linking the compensation actually paid to our NEOs for 2025 with the Company’s performance.
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Adjusted EBITDA (used to determine 2025 long-term cash incentive awards and in our 2025 AIP)

•
B&W Stock Price (used to determine vesting in our PSUs awarded in 2022, and the value of all of our equity awards is dependent on our stock price)

Total Shareholder Return Amount	$ 178.63	44.99	40.05	158.3	247.46
Peer Group Total Shareholder Return Amount	282.63	222	163	128.46	121.4
Net Income (Loss)	$ (32,800,000)	$ (72,900,000)	$ (75,800,000)	$ (14,200,000)	$ 32,000,000
Company Selected Measure Amount	43,700,000	68,900,000	79,100,000	72,400,000	70,600,000
PEO Name	Mr. Young
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(6)
This column shows the Company’s Adjusted EBITDA for each fiscal year covered by the table. See Appendix A for a reconciliation of Adjusted EBITDA to the most directly comparable GAAP measures for 2025 and 2024. See the corresponding appendix of our prior Proxy Statements for a reconciliation of Adjusted EBITDA to the most directly comparable GAAP measures for earlier years. We consider Adjusted EBITDA to be a key metric in our executive compensation program, used in determining our NEOs’ long-term cash incentive awards for 2025 and in our 2024 AIP. See the “Compensation Discussion and Analysis” section of this proxy statement for more information regarding the use of this performance measure in our executive compensation program. The following chart illustrates the CAP for our CEO and the average CAP for our Non-PEO NEOs for each of the fiscal years covered in the Pay Versus Performance table against the Adjusted EBITDA for each of those years.

Measure:: 2
Pay vs Performance Disclosure
Name	B&W Stock Price
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(196,500)	(143,750)		(921,000)	(1,456,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	951,000	201,250		1,468,500	1,804,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	922,170	(1,500)	(1,256,835)	(650,003)	734,670
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(48,083)	62,334	(295,501)	(377,997)	1,476,830
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(182,025)	(149,100)	(59,890)	(610,163)	(704,917)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	798,840	136,850	14,311	856,388	826,833
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	532,677	(94,892)	(609,710)	(285,730)	642,833
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	73,950	56,875		121,738
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,100)	51,673	(51,364)	(75,394)	1,191,866
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount